STEVEN HOWARD showard@mrllp.com	New York Office 800 Third Avenue, 24th Floor New York, NY 10022 P 212.730.7700 F 212.730.7725 www.mrllp.com

September 23, 2014

Mr. Derek B. Newman
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Aspiration Funds: File Nos. 333-192991 and 811-22922

Dear Mr. Newman:

The Aspiration Funds (the "Trust") are hereby requesting an effectiveness date of Friday, September 26 with the filing of the attached Pre-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933.

The Trust has filed Pre-Effective Amendment No. 4 in order to:

1.	Revise the Prospectus fee table in accordance with a telephone conference on September 19, 2014 with you, Norm Champ, Barry Miller, Christian Sandoe, Bob Plaze and Andrei Cherny;
2.	Incorporate the Financial Statements and Consent of the Independent Accountants;
3.	Incorporate the Opinion and Consent of Fund Counsel; and
4.
Add the following undertaking to Item 35 of Part C: Total return or yield of the Fund calculated in accordance with various items of Form N-1A (including any advertisements) will also reflect a reduction for an assumed payment of a 2% annual fee.

The Trust has authorized me to convey to you that it acknowledges the following:

1.	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
2.
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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3.	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

If you have any questions or additional comments, please call the undersigned at (646) 737-4949.

Very truly yours,

/s/ Steven R. Howard

Steven R. Howard

SRH/lmr

cc:	Andrei Cherny
Alexandra Hyman
Patricia Bruns
Robert Plaze